CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 7,875,873	$ 1,499,211	$ 5,069,149	$ 2,966,454
Cost of revenue	4,960,194	1,186,620	4,165,066	1,086,053
Gross profit	2,915,679	312,591	904,084	1,880,401
Operating expenses
Selling, general and administrative	11,801,511	10,942,582	20,333,216	7,466,047
Impairment of goodwill and intangibles		2,390,799	11,206,523	6,350,000
Total operating expenses	11,801,511	13,333,381	31,539,739	13,816,047
Loss from operations	(8,885,832)	(13,020,790)	(30,635,655)	(11,935,646)
Other income (expense)
Interest income	200	8,653	10,123	4,688
Interest expense	(998,506)	(811,823)	(1,690,552)	(1,002,799)
Income from equity investment		1,551
Gain on extinguishment of debt, net	490,051	13,900	564,481	(105,266)
Loss on settlement of obligation		(15,000)	(15,000)	(473,822)
Inducement expense				(3,793,406)
Change in fair value of derivatives	146,313
Other income			4,279	10,000
Total other income (expense)	(361,942)	(802,719)	953,752	5,168,048
Loss before income taxes	(9,247,774)	(13,823,509)	(31,589,408)	(17,103,695)
Income tax (expense)/benefit	(1,051)	(99,830)	614,912	(1,600)
Net loss	$ (9,248,825)	$ (13,923,339)	(30,974,496)	(17,105,294)
Deemed dividend				(3,800,000)
Net loss attributable to common stockholders			$ 30,974,496	$ 20,905,294
Basic net loss per common share (in dollars per share)	$ (0.07)	$ (0.12)	$ (0.25)	$ (0.20)
Diluted net loss per common share (in dollars per share)	$ (0.07)	$ (0.12)
Weighted average number of basic common shares outstanding (in shares)	135,015,827	118,459,023	122,422,335	105,929,876
Weighted average number of diluted common shares outstanding (in shares)	135,015,827	118,459,023	122,422,335	105,929,876